International Government Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Index (USD hdg) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.40%	0.48%	2.01%
Intl Gov Bd Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.12%)	(2.05%)	0.59%
None
Prospectus [Line Items]
Average Annual Return, Percent	(1.00%)	(1.82%)	0.41%